RETIREMENT BENEFIT OBLIGATIONS - Schedule of Analysis of Defined Benefit Obligations (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Analysis of the defined benefit obligation
Defined benefit obligation	£ (47,130)	£ (49,549)
Active members
Analysis of the defined benefit obligation
Defined benefit obligation	(5,837)	(6,550)
Deferred members
Analysis of the defined benefit obligation
Defined benefit obligation	(16,167)	(17,647)
Pensioners
Analysis of the defined benefit obligation
Defined benefit obligation	(23,171)	(23,409)
Dependants
Analysis of the defined benefit obligation
Defined benefit obligation	£ (1,955)	£ (1,943)